Reporting Segments (Additions To Property Plant And Equipment Including Acquisitions Net Of Contributions In Aid Of Construction Costs Segments) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	$ 3,493	$ 3,333	$ 3,538
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	3,057	2,922	1,470
Investment in Regency [Member]
Segment Reporting Information [Line Items]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	560	411	2,068
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	(124)	0	0
LDH Merger [Member]
Segment Reporting Information [Line Items]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets		1,420
Regency Transactions [Member]
Segment Reporting Information [Line Items]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets			$ 1,550